CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Assets:
Cash And Due From Banks	$ 402,857		$ 362,394
Money market investments:
Securities purchased under agreements to resell	0		23,637
Time deposits with other banks	5,255,119		2,866,580
Total money market investments	5,255,119		2,890,217
Trading account securities, at fair value:
Pledged securities with creditors' right to repledge	625		11,486
Other trading securities	42,562		48,319
Investment securities available-for-sale, at fair value:
Pledged securities with creditors' right to repledge	393,634		491,843
Other investment securities available-for-sale	9,785,104		7,717,963
Investment securities held-to-maturity, at amortized cost (fair value 2017 - $84,303; 2016 - $75,576)	93,821	[1]	98,101	[2]
Other investment securities, at lower of cost or realizable value (realizable value 2017 - $170,539; 2016 - $170,890)	167,225		167,818
Loans held-for-sale, at lower of cost or fair value	132,395		88,821
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC	24,423,427		22,895,172
Loans covered under loss-sharing agreements with the FDIC	517,274		572,878
Less - Unearned income	130,633		121,425
Allowance for loan losses	623,426		540,651
Total loans held-in-portfolio, net	24,186,642		22,805,974
FDIC loss-share asset	45,192		69,334
Premises and equipment, net	547,142		543,981
Accrued income receivable	213,844		138,042
Mortgage servicing assets, at fair value	168,031		196,889
Other Assets	1,991,323		2,145,510
Goodwill	627,294		627,294
Other intangible assets	35,672		45,050
Total assets	44,277,337		38,661,609
Deposits:
Non-interest bearing	8,490,945		6,980,443
Interest bearing	26,962,563		23,515,781
Total deposits	35,453,508		30,496,224
Assets sold under agreements to repurchase	390,921		479,425
Other short-term borrowings	96,208		1,200
Notes payable	1,536,356		1,574,852
Other liabilities	1,696,439		911,951
Total liabilities	39,173,432		33,463,652
Stockholders' equity:
Preferred stock, 30,000,000 shares authorized; 2,006,391shares issued and outstanding	50,160		50,160
Common stock, $0.01 par value; 170,000,000 shares authorized; 104,238,159 shares issued (2016 - 104,058,684) and 102,068,981 shares outstanding (2016 - 103,790,932)	1,042		1,040
Surplus	4,298,503		4,255,022
Retained earnings	1,194,994		1,220,307
Treasury stock - at cost, 2,169,178 shares (2016 - 267,752)	(90,142)		(8,286)
Accumulated other comprehensive loss, net of tax	(350,652)		(320,286)
Total stockholders' equity	5,103,905		5,197,957
Total liabilities and stockholders' equity	44,277,337		38,661,609
Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned	169,260		180,445
Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Loans covered under loss-sharing agreements with the FDIC	517,274	[3]	572,878	[4]
Other real estate owned	$ 19,595		$ 32,128

[1]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[2]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[3]	Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[4]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.